Performance Management	Jan. 28, 2026
State Farm Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations upon the reorganization of the State Farm Growth Fund, a series of the State Farm Associates’ Funds Trust (the “Growth Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, into the Fund on August 23, 2021. With the reorganization, the Fund assumed the financial and performance history of the Growth Predecessor Fund. The following bar chart and table provide an indication of certain risks of investing in the Fund (and the Growth Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table compares the Fund’s average annual total returns for the periods listed to a broad-based securities market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and, consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance or by calling 800-447-0740 (toll free), 866-342-2418 (toll free), or 501-255-1812.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Fund commenced operations upon the reorganization of the State Farm Growth Fund, a series of the State Farm Associates’ Funds Trust (the “Growth Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, into the Fund on August 23, 2021. With the reorganization, the Fund assumed the financial and performance history of the Growth Predecessor Fund. The following bar chart and table provide an indication of certain risks of investing in the Fund (and the Growth Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table compares the Fund’s average annual total returns for the periods listed to a broad-based securities market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and, consequently, the potential rewards and risks of a Fund investment).
Bar Chart Closing [Text Block]

The Fund’s (and the Growth Predecessor Fund for periods prior to the reorganization) best and worst quarters during the last 10 years were as follows:

Best Quarter:	2Q 2020	16.79%
Worst Quarter	1Q 2020	(19.15)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2025 was 3.87%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative

The following table shows certain Average Annual Total Returns on an investment in the Fund (and the Growth Predecessor Fund for periods prior to the reorganization) compared to changes in the Standard & Poor’s 500® Stock Index, the Fund’s broad-based securities market benchmark, for the 1-, 5- and 10-year periods ended December 31, 2025. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Availability Website Address [Text]	www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance
Performance Availability Phone [Text]	800-447-0740 (toll free), 866-342-2418 (toll free), or 501-255-1812
State Farm Growth Fund | State Farm Growth Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return	3.87%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020
State Farm Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations upon the reorganization of the State Farm Balanced Fund, a series of the State Farm Associates’ Funds Trust (the “Balanced Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, into the Fund on August 23, 2021. With the reorganization, the Fund assumed the financial and performance history of the Balanced Predecessor Fund. The following bar chart and table provides an indication of certain risks of investing in the Fund (and the Balanced Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table compares the Fund’s average annual total returns for the periods listed to the S&P 500 Index, the Fund’s broad-based market index and to the Bloomberg Intermediate Gov/Credit Index, the Fund’s performance benchmark. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Balanced Fund is available at www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance or by calling 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Fund commenced operations upon the reorganization of the State Farm Balanced Fund, a series of the State Farm Associates’ Funds Trust (the “Balanced Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, into the Fund on August 23, 2021. With the reorganization, the Fund assumed the financial and performance history of the Balanced Predecessor Fund. The following bar chart and table provides an indication of certain risks of investing in the Fund (and the Balanced Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table compares the Fund’s average annual total returns for the periods listed to the S&P 500 Index, the Fund’s broad-based market index and to the Bloomberg Intermediate Gov/Credit Index, the Fund’s performance benchmark. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment).
Bar Chart Closing [Text Block]

The Fund’s (and the Balanced Predecessor Fund for periods prior to the reorganization) best and worst quarters during the last 10 years were as follows:

Best Quarter:	2Q 2020	12.47%
Worst Quarter	1Q 2020	(13.30)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2025 was 3.91%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative

The following table shows certain Average Annual Total Returns on an investment in the Fund (and the Balanced Predecessor Fund for periods prior to the reorganization) compared to market indices for the 1-, 5- and 10-year periods ended December 31, 2025. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Availability Website Address [Text]	www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance
Performance Availability Phone [Text]	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
State Farm Balanced Fund | State Farm Balanced Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return	3.91%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
State Farm Interim Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations upon the reorganization of the State Farm Interim Fund, a series of the State Farm Associates’ Funds Trust (the “Interim Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, into the Fund on August 23, 2021. With the reorganization, the Fund assumed the financial and performance history of the Interim Predecessor Fund. The following bar chart and table provide an indication of certain risks of investing in the Fund (and the Interim Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table compares the Fund’s average annual total returns for the periods listed to the Bloomberg US Government/Credit Bond Index, a broad-based securities market index. The Fund’s average annual total returns also are compared to the Bloomberg 1-5 Year U.S. Treasury Index which reflects the returns of the narrower market in which the Fund invests. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Interim Fund is available at www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance or by calling 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Fund commenced operations upon the reorganization of the State Farm Interim Fund, a series of the State Farm Associates’ Funds Trust (the “Interim Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, into the Fund on August 23, 2021. With the reorganization, the Fund assumed the financial and performance history of the Interim Predecessor Fund. The following bar chart and table provide an indication of certain risks of investing in the Fund (and the Interim Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table compares the Fund’s average annual total returns for the periods listed to the Bloomberg US Government/Credit Bond Index, a broad-based securities market index. The Fund’s average annual total returns also are compared to the Bloomberg 1-5 Year U.S. Treasury Index which reflects the returns of the narrower market in which the Fund invests. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment).
Bar Chart Closing [Text Block]

The Fund’s (and the Interim Predecessor Fund for periods prior to the reorganization) best and worst quarters during the last 10 years were as follows:

Best Quarter:	1Q 2020	3.69%
Worst Quarter	1Q 2022	(3.45)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2025 was 1.13%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative

The table below shows certain Average Annual Total Returns on an investment in the Fund (and the Interim Predecessor Fund for periods prior to the reorganization) compared to market indices for the 1-, 5- and 10-year periods ended December 31, 2025. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Interim Predecessor Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Availability Website Address [Text]	www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance
Performance Availability Phone [Text]	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
State Farm Interim Fund | State Farm Interim Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return	1.13%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.69%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.45%)
Lowest Quarterly Return, Date	Mar. 31, 2022
State Farm Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations upon the reorganization of the State Farm Municipal Bond Fund, a series of the State Farm Associates’ Funds Trust (the “Municipal Bond Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, into the Fund on August 23, 2021. With the reorganization, the Fund assumed the financial and performance history of the Municipal Bond Predecessor Fund. The following bar chart and table provide an indication of certain risks of investing in the Fund (and the Municipal Bond Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table compares the Fund’s average annual total returns for the periods listed to the Bloomberg 1-15 Year Municipal Index, a broad-based securities market index. The Fund’s average annual total returns also are compared to the Bloomberg 7-Year Municipal Bond Index, which reflects the returns of the narrower market in which the Fund invests. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Municipal Bond Fund is available at www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance or by calling 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Fund commenced operations upon the reorganization of the State Farm Municipal Bond Fund, a series of the State Farm Associates’ Funds Trust (the “Municipal Bond Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, into the Fund on August 23, 2021. With the reorganization, the Fund assumed the financial and performance history of the Municipal Bond Predecessor Fund. The following bar chart and table provide an indication of certain risks of investing in the Fund (and the Municipal Bond Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table compares the Fund’s average annual total returns for the periods listed to the Bloomberg 1-15 Year Municipal Index, a broad-based securities market index. The Fund’s average annual total returns also are compared to the Bloomberg 7-Year Municipal Bond Index, which reflects the returns of the narrower market in which the Fund invests. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment).
Bar Chart Closing [Text Block]

The Fund’s (and the Municipal Bond Predecessor Fund for periods prior to the reorganization) best and worst quarters during the last 10 years were as follows:

Best Quarter:	4Q 2023	6.33%
Worst Quarter	1Q 2022	(4.95)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2025 was 1.58%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative

The following table shows certain Average Annual Total Returns on an investment in the Fund (and the Municipal Bond Predecessor Fund for periods prior to the reorganization) compared to market indices for the 1-, 5-and 10-year periods ended December 31, 2025. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Availability Website Address [Text]	www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance
Performance Availability Phone [Text]	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
State Farm Municipal Bond Fund | State Farm Municipal Bond Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return	1.58%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.95%)
Lowest Quarterly Return, Date	Mar. 31, 2022